Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease [Abstract]
Total lease expense	$ 400,000	$ 460,284	$ 344,775
Measurement of lease liabilities	$ (308,383)	$ (321,317)	$ (141,183)